SUBSEQUENT EVENTS (Details 2) (USD $)	12 Months Ended					12 Months Ended				0 Months Ended					12 Months Ended			6 Months Ended			6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2011 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2012 Series D Cumulative Preferred Stock	Dec. 31, 2011 Series D Cumulative Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Jan. 17, 2013 Officers, executives, and employees	Jan. 17, 2013 Board members	Jan. 17, 2013 Stock Option Term 10 Years Officers, executives, and employees	Jan. 17, 2013 Stock Option Term 5 Years Officers, executives, and employees	Apr. 02, 2012 Eureka Hunter Holdings, LLC Series A Preferred Stock	Dec. 31, 2012 Ridgeline Eureka Hunter Holdings, LLC Series A Preferred Stock	Jan. 17, 2013 Subsequent event	Dec. 31, 2012 Subsequent event	Jun. 13, 2013 Subsequent event Series E Cumulative Convertible Preferred Stock	Jun. 13, 2013 Subsequent event Series D Cumulative Preferred Stock	Jan. 17, 2013 Subsequent event Series D Cumulative Preferred Stock	Jun. 13, 2013 Subsequent event Maximum Series E Cumulative Convertible Preferred Stock	Jun. 13, 2013 Subsequent event Maximum Series D Cumulative Preferred Stock	Jun. 13, 2013 Subsequent event Minimum Series E Cumulative Convertible Preferred Stock	Jun. 13, 2013 Subsequent event Minimum Series D Cumulative Preferred Stock	Jun. 13, 2013 Subsequent event Eureka Hunter Holdings, LLC Series A Preferred Stock	Apr. 11, 2013 Subsequent event Eureka Hunter Holdings, LLC Series A Preferred Stock	Apr. 11, 2013 Subsequent event Ridgeline Eureka Hunter Holdings, LLC Series A Preferred Stock	Dec. 31, 2012 Revolving Credit Facility [Member]
SUBSEQUENT EVENTS
Stock issued (in shares)						2,771,263	1,437,558											27,906	216,068
Stocks issued, price (in dollars per share)																					$ 24.25	$ 46.02	$ 24.20	$ 44.54
Proceeds from stock issuance	$ 144,635,000	$ 94,764,000	$ 63,444,000			$ 122,500,000									$ 148,600,000			$ 663,000	$ 9,600,000
Preferred Stock, shares outstanding				3,705	0	4,208,821	1,437,558	7,672,892										3,721,556	4,424,889
Grants (in shares)										3,942,575	420,000	3,080,000	862,575
Exercise price (in dollars per share)										$ 4.16
Expiration period (in years)											10 years	10 years	5 years
Vesting period (in years)										3 years
Vesting rights (as a percent)										25.00%
Common stock, shares authorized (shares)	250,000,000	250,000,000															250,000,000			350,000,000
Number of shares authorized under stock incentive plan (shares)	20,000,000															27,500,000	20,000,000
Preferred Stock, shares issued								7,672,892	0					622,641	7,590,000										229,434		1,000,000
Value of common units issued related to acquisitions														12,500,000											4,600,000		19,800,000
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	26,839,000	14,007,000	2,492,000
Ownership percentage (percent)																										39.50%
Line of Credit Facility, Current Borrowing Capacity																												$ 337,500,000